Financial Investors Variable Insurance Trust

1290 Broadway, Suite 1100

Denver, Colorado  80203

May 4, 2010

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Financial Investors Variable Insurance Trust

File Nos.

333-139186

811-21987

Dear Sir or Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional of Information with respect to the above-referenced Trust effective April 30, 2010 does not differ from that filed in the Post-Effective Amendment No. 4 which was filed electronically on April 1, 2010.

Sincerely,

/s/ Alex J. Marks
Secretary